Shareholders' Equity - Summary of Changes in Shareholders' Equity (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020 CNY (¥) shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 CNY (¥) shares
Schedule Of Stockholders Equity [Line Items]
Balances	¥ 9,613,390		¥ 18,155,563
Net loss attributable to iQIYI, Inc.	(5,475,082)		(7,800,830)
Other comprehensive income	166,466	$ 24,518	613,142
Exercise of share-based awards	165,978		93,060
Issuance of a subsidiary's shares to noncontrolling interest holders	114		3,500
Accretion of a redeemable noncontrolling interest	(5,260)
Dividends paid and payable by a subsidiary	(22,563)
Share-based compensation	1,021,116		769,527
Equity component of convertible senior notes, net of issuance costs			987,691
Purchase of capped call			(567,140)
Acquisition of noncontrolling interests in a subsidiary			(65,000)
Others	0
Balances	5,370,111	$ 790,933	¥ 12,189,513
Accounting Standards Update 2016-13 [Member]
Schedule Of Stockholders Equity [Line Items]
Retained Earnings	¥ (94,048)
Ordinary Shares
Schedule Of Stockholders Equity [Line Items]
Balances (in shares) | shares	5,135,516,521	5,135,516,521	5,075,817,301
Balances	¥ 325		¥ 321
Net loss attributable to iQIYI, Inc.	0		0
Other comprehensive income	¥ 0		¥ 0
Exercise of share-based awards (in shares) | shares	59,727,931	59,727,931	41,428,030
Exercise of share-based awards	¥ 4		¥ 3
Issuance of a subsidiary's shares to noncontrolling interest holders	0		0
Accretion of a redeemable noncontrolling interest	0
Dividends paid and payable by a subsidiary	0
Share-based compensation	0		0
Equity component of convertible senior notes, net of issuance costs			0
Purchase of capped call			0
Acquisition of noncontrolling interests in a subsidiary			¥ 0
Others	¥ 0
Balances (in shares) | shares	5,195,244,452	5,195,244,452	5,117,245,331
Balances	¥ 329	$ 49	¥ 324
Ordinary Shares | Accounting Standards Update 2016-13 [Member]
Schedule Of Stockholders Equity [Line Items]
Retained Earnings	0
Additional Paid-in Capital
Schedule Of Stockholders Equity [Line Items]
Balances	41,298,328		39,666,150
Net loss attributable to iQIYI, Inc.	0		0
Other comprehensive income	0		0
Exercise of share-based awards	165,974		93,057
Issuance of a subsidiary's shares to noncontrolling interest holders	(918)		0
Accretion of a redeemable noncontrolling interest	0
Dividends paid and payable by a subsidiary	0
Share-based compensation	1,021,116		769,527
Equity component of convertible senior notes, net of issuance costs			987,691
Purchase of capped call			(567,140)
Acquisition of noncontrolling interests in a subsidiary			(71,620)
Others	(20,026)
Balances	42,464,474	6,254,341	40,877,665
Additional Paid-in Capital | Accounting Standards Update 2016-13 [Member]
Schedule Of Stockholders Equity [Line Items]
Retained Earnings	0
Accumulated Other Comprehensive Income
Schedule Of Stockholders Equity [Line Items]
Balances	2,106,718		1,879,946
Net loss attributable to iQIYI, Inc.	0		0
Other comprehensive income	167,558		612,035
Exercise of share-based awards	0		0
Issuance of a subsidiary's shares to noncontrolling interest holders	0		0
Accretion of a redeemable noncontrolling interest	0
Dividends paid and payable by a subsidiary	0
Share-based compensation	0		0
Equity component of convertible senior notes, net of issuance costs			0
Purchase of capped call			0
Others	0
Balances	2,274,276	334,965	2,491,981
Accumulated Other Comprehensive Income | Accounting Standards Update 2016-13 [Member]
Schedule Of Stockholders Equity [Line Items]
Retained Earnings	0
Accumulated Deficit
Schedule Of Stockholders Equity [Line Items]
Balances	(33,834,357)		(23,509,486)
Net loss attributable to iQIYI, Inc.	(5,490,747)		(7,829,544)
Other comprehensive income	0		0
Exercise of share-based awards	0		0
Issuance of a subsidiary's shares to noncontrolling interest holders	0		0
Accretion of a redeemable noncontrolling interest	(5,260)
Dividends paid and payable by a subsidiary	0
Share-based compensation	0		0
Equity component of convertible senior notes, net of issuance costs			0
Purchase of capped call			0
Others	0
Balances	(39,424,412)	(5,806,588)	(31,339,030)
Accumulated Deficit | Accounting Standards Update 2016-13 [Member]
Schedule Of Stockholders Equity [Line Items]
Retained Earnings	(94,048)
Noncontrolling interests
Schedule Of Stockholders Equity [Line Items]
Balances	42,376		118,632
Net loss attributable to iQIYI, Inc.	15,665		28,714
Other comprehensive income	(1,092)		1,107
Exercise of share-based awards	0		0
Issuance of a subsidiary's shares to noncontrolling interest holders	1,032		3,500
Accretion of a redeemable noncontrolling interest	0
Dividends paid and payable by a subsidiary	(22,563)
Share-based compensation	0		0
Equity component of convertible senior notes, net of issuance costs			0
Purchase of capped call			0
Acquisition of noncontrolling interests in a subsidiary			6,620
Others	20,026
Balances	55,444	$ 8,166	¥ 158,573
Noncontrolling interests | Accounting Standards Update 2016-13 [Member]
Schedule Of Stockholders Equity [Line Items]
Retained Earnings	¥ 0